Revenue (Tables)	3 Months Ended
Mar. 31, 2023
Revenue [abstract]
Schedule of Revenue Recognized in Consolidated Statement of Profit or Loss

	Three Months Ended March 31,
	2023	2022
	(EUR’000)
Revenue from external customers
Commercial sale of products	31,551	1,888
Rendering of services	1,170	372
Sale of clinical supply	254	3,936
Licenses	614	632
Total revenue from external customers	33,589	6,828
Attributable to
Commercial customers	31,551	1,888
Collaboration partners and license agreements	2,038	4,940
Total revenue from external customers	33,589	6,828
Specified by timing of recognition
Recognized over time	1,170	372
Recognized at a point in time	32,419	6,456
Total revenue from external customers	33,589	6,828
Revenue by geographical location
Europe	—	135
North America	33,070	6,456
China	519	237
Total revenue from external customers	33,589	6,828